ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS – 72.9%

Agriculture – 11.5%
Village Farms International, Inc. (Canada)*(a)	1,430,002	$6,549,409

Biotechnology – 5.7%
Arena Pharmaceuticals, Inc.*	43,517	3,254,636

Distributors – 1.4%
Greenlane Holdings, Inc., Class A*	340,330	762,339

Investment Companies – 2.4%
Andina Acquisition Corp III (Colombia)*	65,310	668,774
Canopy Rivers, Inc. (Canada)*	1,296,871	679,625
Total Investment Companies		1,348,399

Pharmaceuticals – 34.6%
Aleafia Health, Inc. (Canada)*(a)	3,092,946	1,123,024
Aphria, Inc. (Canada)*(a)	735,685	3,259,085
Aurora Cannabis, Inc. (Canada)*(a)	14,023	65,207
Canopy Growth Corp. (Canada)*(a)	146,049	2,091,422
Cardiol Therapeutics, Inc., Class A (Canada)*(a)	287,106	655,567
cbdMD, Inc.*(a)	658,702	1,317,404
Charlottes Web Holdings, Inc.*(a)	302,691	713,814
Corbus Pharmaceuticals Holdings, Inc.*(a)	223,796	402,833
Cronos Group, Inc. (Canada)*(a)	24,609	123,291
Emerald Health Therapeutics, Inc. (Canada)*	1,597,751	221,287
Green Organic Dutchman Holdings Ltd. (The) (Canada)*(a)	658,625	120,803
GW Pharmaceuticals PLC (United Kingdom)*(a)(b)	44,490	4,331,102
HEXO Corp. (Canada)*(a)	185,926	122,525
Intec Pharma Ltd. (Israel)*	533,255	131,181
Khiron Life Sciences Corp. (Canada)*(a)	640,583	213,408
MediPharm Labs Corp. (Canada)*(a)	551,454	363,301
Neptune Wellness Solutions, Inc. (Canada)*(a)	527,038	1,112,050
Organigram Holdings, Inc. (Canada)*(a)	759,322	801,530
Supreme Cannabis Co., Inc. (The) (Canada)*(a)	969,079	97,942
Tilray, Inc., Class 2 (Canada)*(a)	14,599	70,805
Valens Co., Inc. (The) (Canada)*(a)	1,089,811	1,329,884
WeedMD, Inc. (Canada)*(a)	692,711	160,764
Zynerba Pharmaceuticals, Inc.*(a)	249,591	826,146
Total Pharmaceuticals		19,654,375

REITS – 11.4%
Innovative Industrial Properties, Inc.	52,049	6,459,801

Specialty Retail – 5.9%
GrowGeneration Corp.*(a)	208,050	3,324,639

Total Common Stocks (Cost $63,100,168)		41,353,598

MONEY MARKET FUND – 17.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.02%(c) (Cost $9,965,842)	9,965,842	9,965,842

REPURCHASE AGREEMENTS – 27.7%(d)
Citigroup Global Markets, Inc., dated 09/30/20, due 10/01/20, 0.08%, total to be received $3,662,194, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.63%, 11/27/20-11/01/59, totaling $3,725,591)	$3,662,186	3,662,186

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Daiwa Capital Markets America, dated 09/30/20, due 10/01/20, 0.09%, total to be received $3,662,195, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 11/15/20-03/01/52, totaling $3,718,773)	$3,662,186	$3,662,186
HSBC Securities USA, Inc., dated 09/30/20, due 10/01/20, 0.07%, total to be received $3,662,193, (collateralized by various U.S. Government Agency Obligations, 0.00%-3.50%, 11/15/25-10/20/49, totaling $3,725,692)	3,662,186	3,662,186
Morgan Stanley & Co. LLC, dated 09/30/20, due 10/01/20, 0.08%, total to be received $1,085,644, (collateralized by various U.S. Government Agency Obligations, 2.00%-8.00%, 07/01/21-10/01/50, totaling $1,105,206)	1,085,642	1,085,642
RBC Dominion Securities, Inc., dated 09/30/20, due 10/01/20, 0.08%, total to be received $3,662,194, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.50%, 10/27/20-07/15/61, totaling $3,727,558)	3,662,186	3,662,186
Total Repurchase Agreements
(Cost $15,734,386)		15,734,386

Total Investments – 118.2%
(Cost $88,800,396)		67,053,826
Liabilities in Excess of Other Assets – (18.2%)		(10,281,958)
Net Assets – 100.0%		$56,771,868

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $18,860,244; the aggregate market value of the collateral held by the fund is $21,202,307. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $5,467,921.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of September 30, 2020.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$41,353,598	$–	$–	$41,353,598
Money Market Fund	9,965,842	–	–	9,965,842
Repurchase Agreements	–	15,734,386	–	15,734,386
Swaps†	–	9,061	–	9,061
Total	$51,319,440	$15,743,447	$–	$67,062,887

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$–	$(7,755)	$–	$(7,755)
Total	$–	$(7,755)	$–	$(7,755)

†	Derivative instruments, including swap contracts and futures contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Agriculture	11.5%
Biotechnology	5.7
Distributors	1.4
Investment Companies	2.4
Pharmaceuticals	34.6
REITS	11.4
Specialty Retail	5.9
Money Market Fund	17.6
Repurchase Agreements	27.7
Total Investments	118.2
Liabilities in Excess of Other Assets	(18.2)
Net Assets	100.0%

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Total Return Swap contracts outstanding as of September 30, 2020:

Reference Entity	Number of Contracts	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
Cresco Labs ORD	377,323	1-month USD LIBOR + 1.00%	Monthly	7/01/2021	$2,262,941	$2,261,674	$(1,267)
Curaleaf Holdings SUB VOT ORD	376,000	1-month USD LIBOR + 1.00%	Monthly	7/01/2021	2,723,707	2,732,768	9,061
Green Thumb Industries SUB VOT ORD	220,400	1-month USD LIBOR + 1.00%	Monthly	7/01/2021	2,858,520	2,855,282	(3,238)
Ianthus ORD	464,000	1-month USD LIBOR + 1.00%	Monthly	7/01/2021	34,829	34,800	(29)
Trulieve Cannabis ORD	149,000	1-month USD LIBOR + 1.00%	Monthly	7/01/2021	2,759,721	2,756,500	(3,221)
Net Unrealized Appreciation							$1,306

Cowen acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of September 30, 2020, cash in the amount of $7,110,000 has been segregated as collateral from the broker for Swap contracts.